Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule of trade and other payables
Trade and other payables comprise the following:

	2021	2020
	$	$
Trade payables	29,720	20,307
Accrued bonuses and other compensation-related liabilities	30,460	13,541
Sales tax	10,358	6,073
Interest payable	262	1,212
Due to processors	6,497	3,644
Due to merchants not related to segregated funds	14,991	14,823
Other accrued liabilities	9,560	5,179
	101,848	64,779